DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents	$ 0	$ 0
Allowance for uncollectible accounts receivable		881,676
Impairment of goodwill	853,366	70,995
Impairment of intangible assets	$ 1,849,630	$ 878,877
Two Customers | Accounts Receivable
Concentration risk	78.00%	91.00%
Telecommunications Network
Estimated useful life	5 years
Telecommunications Equipment | Minimum
Estimated useful life	7 years
Telecommunications Equipment | Maximum
Estimated useful life	10 years
Computers and Office Equipment
Estimated useful life	3 years
TPT SpeedConnect
Deferred revenue	$ 292,847	$ 305,741